Related Party Transactions - Summary of Outstanding Balances with Related Parties (Detail) - Associates [member] - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Trade payables [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties	$ 351,607	$ 316,269
Loans [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties		17,097
Amounts owing from related parties		40,651
Trade receivables [member]
Disclosure of transactions between related parties [line items]
Amounts owing from related parties	$ 6,855	$ 4